Note 3 - Material Accounting Policies (Details Textual) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	$ 38,906	$ 45,080	$ 77,839
NevGold Corp [member]
Statement Line Items [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	$ 74